CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (2,295)	$ (4,632)	$ (3,834)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments, net of tax of none for the years ended December 31, 2022, 2021, and 2020	155	95	(146)
Unrealized (loss) gain on available-for-sale securities, net of tax of none for the years ended December 31, 2022, 2021, and 2020	3	(2)	3
Other comprehensive income (loss), net of tax	158	93	(143)
Comprehensive loss	(2,137)	(4,539)	(3,977)
Net loss attributable to noncontrolling interests	261	193	704
Other comprehensive (income) loss attributable to noncontrolling interests	22	35	(23)
Comprehensive loss attributable to WeWork Inc.	$ (1,854)	$ (4,311)	$ (3,296)